Schedule H, Line 4i - Schedule of Assets (Held at End of Year) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

PROSPERITY BANCSHARES, INC. 401(k) PROFIT SHARING PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

EIN: 74-2331986
Plan No. 001

(a) Party- in- Interest	(b) Identity of Issue or Issuer	(c) Description of Investment	(d) Cost	(e) Current Value
*	Prosperity Bank Money Market Account	Money Market Account	**	$15,054,224
*	Prosperity Bancshares, Inc. Common Stock	Common Stock	**	38,813,766
*	Fidelity Government Money Market K6	Mutual Fund	**	81,805
	American Funds American Balanced R6	Mutual Fund	**	23,833,517
	American Funds New Perspective R6	Mutual Fund	**	14,567,094
	Calvert Equity Fund Class R6	Mutual Fund	**	4,381,347
*	Fidelity Mid Cap Index Fd	Mutual Fund	**	10,933,362
*	Fidelity Small Cap Index Fd Instl Premium Cl	Mutual Fund	**	2,517,773
*	Fidelity Emerging Markets K	Mutual Fund	**	2,534,924
	Vanguard 500 Index Admiral	Mutual Fund	**	13,143,229
	Vanguard Intermed.-Term Bond Index	Mutual Fund	**	5,034,380
	Vanguard Mid Cap Index Fd Admiral	Mutual Fund	**	1,101,243
	Vanguard Small Cap Index Fd Admiral	Mutual Fund	**	1,646,293
	Great Gray Trust Company, LLC:
	Flexpath Index Aggressive 2035 M	Collective Investment Trust	**	3,940,655
	Flexpath Index Aggressive 2045 M	Collective Investment Trust	**	1,955,521
	Flexpath Index Aggressive 2055 M	Collective Investment Trust	**	2,308,262
	Flexpath Index Aggressive 2065 M	Collective Investment Trust	**	576,486
	Flexpath Index Aggressive Retirement M	Collective Investment Trust	**	1,901,183
	Flexpath Index Conservative 2035 M	Collective Investment Trust	**	2,025,155
	Flexpath Index Conservative 2045 M	Collective Investment Trust	**	329,596
	Flexpath Index Conservative 2055 M	Collective Investment Trust	**	1,055,481
	Flexpath Index Conservative 2065 M	Collective Investment Trust	**	53,713
	Flexpath Index Conservative Retirement M	Collective Investment Trust	**	2,002,441
	Flexpath Index Moderate 2035 M	Collective Investment Trust	**	34,003,590
	Flexpath Index Moderate 2045 M	Collective Investment Trust	**	23,349,839
	Flexpath Index Moderate 2055 M	Collective Investment Trust	**	17,211,909
	Flexpath Index Moderate 2065 M	Collective Investment Trust	**	1,899,142
	Flexpath Index Moderate Retirement M	Collective Investment Trust	**	32,957,789
	Blackrock Equity Index Cl 1	Collective Investment Trust	**	42,333,217
	Blackrock EAFE Index Fund Cl 1	Collective Investment Trust	**	1,412,470
	Large Cap Growth III Fund I1	Collective Investment Trust	**	26,384,064
	Large Cap Value Fund Cl I1	Collective Investment Trust	**	10,256,723
	Small Cap Growth Fund II Cl I1	Collective Investment Trust	**	4,663,627
	Small Cap Value II I1	Collective Investment Trust	**	2,512,134
	FIAM Total International Equity Fund	Collective Investment Trust	**	7,711,826
	Stable Value Fund I1	Collective Investment Trust	**	11,486,590
	PGIM Tot Ret Bond LP	Collective Investment Trust	**	8,427,541
	SEI Trust Company:
	C&S Us Realty RS	Collective Investment Trust		2,278,594
				376,680,505
*	Participant Loans	Interest rate range: 4.25% to 9.50% with varying maturity dates	0	6,301,469
				$382,981,974

* A party-in-interest as defined by ERISA.

** Cost information is omitted, as these accounts are participant directed.